Consolidated statement of profit or (loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Administrative expenses	$ (171,030)	$ (86,178)	$ (35,142)
Research and development expenses	(57,080)	(20,585)	(12,481)
Impairment expense	(24,514)	(449)	(5,566)
Listing expense	(1,188,335)	0	0
Other income	1,830	2,709	2,892
Other expenses	0	(7,861)	(7,736)
Operating loss	(1,439,129)	(112,364)	(58,033)
Finance income	174,801	3,100	57
Finance cost	(32,538)	(6,604)	(3,622)
Net finance income/(expense)	142,263	(3,504)	(3,565)
Loss before tax	(1,296,866)	(115,868)	(61,598)
Tax (expense)/income	(7,515)	20,421	7,757
Loss for the year	(1,304,381)	(95,447)	(53,841)
Attributable to:
Owners of the Company	$ (1,304,381)	$ (95,447)	$ (53,841)
Earnings per share
Basic earnings per share (in usd per share)	$ (2.26)	$ (0.18)	$ (0.11)
Diluted earnings per share (in usd per share)	$ (2.26)	$ (0.18)	$ (0.11)